Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Trade and Other Payables

	2024 $m	2023 $m

Current

Trade payables	111	127

Other tax and social security payables	61	47

Other payables	116	135

Deferred purchase consideration	–	13

Accruals	362	389

	650	711

Non-current

Other payables	5	6

Contingent purchase consideration (note 24 )	73	69

	78	75